Financial instruments (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Notional value
Fair value	R$ 58	6
Weighted exchange rate	R$ 5.47
weighted interest rate	13.73%
Gain loss on fair value	R$ 83	105
Cash flow hedges [member] | Fair value hedges [member]
IfrsStatementLineItems [Line Items]
Notional value	R$ 469	R$ 469